Document and Entity Information	Oct. 26, 2020
Cover [Abstract]
Entity Registrant Name	SANFILIPPO JOHN B & SON INC
Amendment Flag	false
Entity Central Index Key	0000880117
Document Type	8-K
Document Period End Date	Oct. 26, 2020
Entity Address, State or Province	IL
Entity Incorporation State Country Code	DE
Entity File Number	0-19681
Entity Tax Identification Number	36-2419677
Entity Address, Address Line One	1703 North Randall Road
Entity Address, Address Line Two	Elgin
Entity Address, City or Town	Illinois
Entity Address, Postal Zip Code	60123-7820
City Area Code	(847)
Local Phone Number	289-1800
Security 12b Title	Common Stock, $.01 par value per share
Trading Symbol	JBSS
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false